As filed with the Securities and Exchange Commission on November 15, 2013

1933 Act File No. 333-102943

1940 Act File No. 811-21294

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-effective Amendment No.	☐
Post-effective Amendment No. 52	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 53	☒

Munder Series Trust

(Exact Name of Registrant as Specified in Charter)

480 Pierce Street, Birmingham, Michigan	48009
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:   (800) 438-5789

Stephen J. Shenkenberg

c/o Munder Series Trust

480 Pierce Street
Birmingham, Michigan 48009

(Name and Address of Agent for Service)

Copies to:

Jane A. Kanter, Esquire

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check the appropriate box)

☒ immediately upon filing pursuant to paragraph (b) of Rule 485

☐ on           pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on                pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on                pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 52 to the Registration Statement meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 52 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham and The State of Michigan, on the 15th day of November 2013.

MUNDER SERIES TRUST

/s/ James V. FitzGerald
By:	James V. FitzGerald
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities on the date(s) indicated.

Signatures	Title	Date
*/s/ Joseph E. Champagne	Trustee	November 15, 2013
Joseph E. Champagne

*/s/ Thomas D. Eckert	Trustee	November 15, 2013
Thomas D. Eckert

*/s/ John Engler	Trustee	November 15, 2013
John Engler

*/s/ Michael T. Monahan	Trustee	November 15, 2013
Michael T. Monahan

*/s/ John Rakolta, Jr.	Trustee	November 15, 2013
John Rakolta, Jr.

*/s/ Lisa A. Payne	Trustee	November 15, 2013
Lisa A. Payne

/s/ James V. FitzGerald	President	November 15, 2013
James V. FitzGerald	(Principal Executive Officer)

/s/ Peter K. Hoglund	Vice President	November 15, 2013
Peter K. Hoglund	(Principal Financial Officer)

/s/ David W. Rumph	Treasurer	November 15, 2013
David W. Rumph	(Principal Accounting Officer)

* By:	/s/ Stephen J. Shenkenberg
Stephen J. Shenkenberg
as Attorney-in-Fact

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase